As filed with the Securities and Exchange Commission on February 24, 2000

                                                 Registration No. 333-61063
                                                                  ---------
                                                                  811-7689



                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                            Immediate Income Builder

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE                [ ]

                            SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.  ___                [_]

                       Post-Effective Amendment No.  5                 [X]

                                      and

                         REGISTRATION STATEMENT UNDER                  [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  20                       [X]

                   PFL RETIREMENT BUILDER VARIABLE ANNUITY
                                    ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Approximate Date of Proposed Public Offering:  As soon as practicable after the
--------------------------------------------
effective date of the Registration statement.



Title of Securities Being Registered:  Single Premium Immediate Variable Annuity
------------------------------------

                                   Contracts

                          --------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485.
------

        on ____________________ pursuant to paragraph (b) of Rule 485.
------

        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
------

   X    on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485.
------

If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ------
for a previously filed post-effective amendment.

                                 PFL IMMEDIATE
                                INCOME BUILDER


                                Issued Through

                            PFL RETIREMENT BUILDER
                           VARIABLE ANNUITY ACCOUNT
                                      By
                          PFL LIFE INSURANCE COMPANY


Prospectus

May 1, 2000

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the PFL Immediate Income Builder, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000 . Please call us at (800) 544-3152 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the underlying portfolios:

 . are not bank deposits;
 . are not federally insured;
 . are not endorsed by any bank or government agency;
 . are not guaranteed to achieve their goal; and . are subject to risks, including loss of premium.

The immediate annuity contract has fixed and variable payment options. There are fourteen portfolios you can select from if you choose to receive variable payments. You can choose any combination of fixed and variable payments. You bear the investment risk if you choose variable payments.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

Variable Insurance Products Fund
(VIP) - Initial Class
Fidelity - VIP Money Market
Fidelity - VIP High Income
Fidelity - VIP Equity-Income
Fidelity - VIP Growth
Fidelity - VIP Overseas

Variable Insurance Products Fund II
(VIP II) - Initial Class
Fidelity - VIP II Investment Grade Bond
Fidelity - VIP II Asset Manager
Fidelity - VIP II Asset Manager:  Growth
Fidelity - VIP II Index 500
Fidelity - VIP II Contrafund

Variable Insurance Products Fund III
(VIP III) - Initial Class
Fidelity - VIP III Balanced
Fidelity - VIP III Growth & Income
Fidelity - VIP III Growth Opportunities
Fidelity - VIP III Mid Cap



The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                      Page
GLOSSARY OF TERMS....................................................

SUMMARY..............................................................

EXPENSE TABLE........................................................

EXAMPLES.............................................................


1.   THE ANNUITY CONTRACT............................................

2.   PURCHASE........................................................
     Contract Issue Requirements.....................................
     Premium Payment.................................................
     Allocation of Premium Payment...................................
     Variable Annuity Units..........................................

3.   ANNUITY PAYMENTS................................................
     Annuity Payment Dates...........................................
     Payments Under the Contract.....................................
     Fixed, Variable or Combination Payments.........................
     Assumed Investment Rate (AIR)...................................
     Payment Options.................................................

4.   INVESTMENT CHOICES..............................................
     The Separate Account............................................
     Transfers.......................................................

5.   EXPENSES.........................................................
     Separate Account Charge..........................................
     Expenses of the Funds............................................
     Premium Taxes....................................................
     Other Taxes......................................................
     Surrender Charge.................................................
     Transfer Fee.....................................................
     Payment Guarantee Rider Fee......................................


6.   TAXES............................................................
     Annuity Contract in General......................................
     Qualified and Nonqualified Contracts.............................
     Partial and Full Surrenders - Nonqualified Contracts.............
     Withdrawals -- Qualified Contracts...............................
     Withdrawals -- 403(b) Contracts..................................
     Diversification and Distribution Requirements....................
     Taxation of Death Benefit Proceeds...............................
     Annuity Payments.................................................
     Transfers, Assignments or Exchangees.............................
     Possible Tax Law Changes.........................................
     Other Tax Consequences...........................................

7.   SURRENDERS.......................................................
     Surrender of Certain Only Payment Option.........................
     Surrender of Life With Emergency Cash(SM) Payment Option.........

8.   PERFORMANCE......................................................

9.   DEATH BENEFIT....................................................

10.  PAYMENT GUARANTEE RIDERS.........................................
     Initial Payment Guarantee........................................
     Step-up Payment Guarantee........................................
     Rider Fees.......................................................
     Other Terms and Conditions.......................................
     Adjustments to the Guaranteed Payment............................

11.  OTHER INFORMATION................................................
     PFL Life Insurance Company.......................................
     The Separate Account.............................................
     Voting Rights....................................................
     Distributor of the Contracts.....................................
     Variations in Contract Provisions................................
     IMSA.............................................................
     Delay of Payments................................................
     Legal Proceedings................................................
     Financial Statements.............................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........

APPENDIX A
Condensed Financial Information

APPENDIX B
Historical Performance Data...........................................

APPENDIX C
Additional Fund Information...........................................

APPENDIX D
Illustrations of Annuity Payment Values...............................


No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by PFL). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

GLOSSARY OF TERMS


Annuitant and Secondary Annuitant--The person(s) upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid in according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.


Supportable Payment--The payment equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary.

1.   THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by PFL Life Insurance Company (PFL, we, us or our) is a contract between you, as the owner, and PFL, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2.   PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium with approval from our home office.

You may return your contract for a refund within 10 days after you receive it. The amount of the refund will generally be the premium we receive plus or minus the investment performance of the subaccounts to which your premium was allocated, if any.

We will generally pay the refund within 7 days after we receive written notice of cancellation and the returned contract. The contract will then be deemed void. In some states you may have more than 10 days, or receive a refund of more (or less) than the amount described above.

3.   ANNUITY PAYMENTS

Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase a minimum payment guarantee rider to ensure a minimum payment amount. See Section 10 for more information.

Annuity payments may be scheduled either monthly, quarterly, semiannually or annually.

We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4.   INVESTMENT CHOICES

You choose between fixed or variable annuity payments, or a combination of both. If you choose variable annuity payments you must also select one or more of the following portfolios described in the underlying fund prospectuses:

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY

  Fidelity - VIP Money Market
  Fidelity - VIP High Income
  Fidelity - VIP Equity-Income
  Fidelity - VIP Growth
  Fidelity - VIP Overseas
  Fidelity - VIP II Investment Grade Bond
  Fidelity - VIP II Asset Manager
  Fidelity - VIP II Asset Manager: Growth
  Fidelity - VIP II Index 500
  Fidelity - VIP II Contrafund
  Fidelity - VIP III Balanced
  Fidelity - VIP III Growth & Income
  Fidelity - VIP III Growth Opportunities
  Fidelity - VIP III Mid Cap


Your variable annuity payments may go up or down with the investment performance of any of these portfolios. You bear this investment risk.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5.   EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35%. This charge will not increase and does not apply to fixed annuity payments.

Each portfolio has investment management and other fees charged directly to it. In 1999 , these ranged from ____ % to ____ % annually of average daily net assets.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only payment option we will deduct a surrender charge of up to 7% of the premium payment surrendered within the first nine years. If you surrender from a Life with Emergency Cash /SM/ payment option, we will deduct a surrender charge of up to 4% of the premium payment surrendered within the first four years. Surrenders are not allowed under any other payment options.

There is an extra charge if you elect one of the optional payment guarantee riders.

6.   TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are generally considered as all taxable income.

7.   SURRENDER VALUE

You do not have access to your money and cannot surrender any of your contract unless you select either the Certain Only or Life with Emergency Cash(SM) payment option. No other payment option allows surrenders. If you elect a Certain Only payment option you may surrender the present value of the remaining payments. If you select the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will
allow you to estimate  how much is available to surrender.   The minimum amount
you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8.   PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information for the portfolios (adjusted to reflect the separate account charge) in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.


10.   PAYMENT GUARANTEE RIDERS

Two optional riders are available:

 .    The initial payment guarantee--Your variable annuity payments will never be less than the initial variable annuity payment.

 .    The step-up payment guarantee--Your variable annuity payments will never decrease.

There is an extra charge for these riders.

11.  OTHER INFORMATION

This section of the prospectus contains information on:

 .  PFL Life Insurance Company
 .  The Separate Account
 .  Voting Rights
 .  Distributor of the Contracts
 .  Variations of Contract Provisions
 .  IMSA
 .  Delay of Payments
 .  Legal Proceedings
 .  Financial Statements

12.  INQUIRIES

If you need more information, please contact or Administrative and Services Office at:

  PFL Life Insurance Company

  Variable Annuity Department
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  (800) 544 -3152

====================================================================================================================================

                                                           EXPENSE TABLE

====================================================================================================================================

                                                                                   Separate Account Annual Expenses
Contract Owner Transaction Expenses                                            (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load charged to premium                                  None     Separate Account Charge:

Annual Contract Administration Charge                          None     Mortality and Expense Risk Charge                    1.20%

Transfer Fee (for first six transfers in any contract                   (This charge is 1.00% if you allocate $50,000 or
  year)/(1)/                                                   None     more to variable annuity payments)
Maximum Surrender Charge (as a % of premium                             Administration Charge.                               0.15%
  payment surrendered):                                                 Total                                                1.35%
  .  Life with Emergency Cash(SM) payment option                 4%
  .  Other Life Contingent payment options                      N/A
  .  Certain Only payment option (variable)                      7%
====================================================================================================================================

                                                  Portfolio Annual Expenses/(2)/
                             (as a percentage of average net assets and after expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Total
                                                                                                                        Portfolio
                                                                           Management                 Other              Annual
                                                                              Fees                  Expenses            Expenses
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP High Income
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Overseas /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade Bond
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager/(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager: Growth /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500 /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income /(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities/(3)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap/(3)/
====================================================================================================================================

                                                      Optional Rider Charges

Initial Payment Guarantee.......................................  1.25% (of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Step-up Payment Guarantee.......................................  2.50% (of average net assets)
====================================================================================================================================

/(1)/ There is currently no charge for any transfers, although PFL reserves the right to charge $15 for each transfer in excess of six per year.

/(2)/ The fee table information relating to the portfolios is for 1999 and was provided to PFL by Fidelity Management & Research Company, and PFL has not independently verified such information. Expenses may be higher or lower than these 1999 expenses.

/(3)/ A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. The total operating expenses, after reimbursement for the Fidelity - VIP II Index 500 Portfolio and the Fidelity - VIP III Mid Cap Portfolio do not reflect these reductions in the table above. The numbers after these reductions would be ______ and _____, respectively.

EXAMPLES

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 1999, and the following assumptions:

 .  a $1,000 investment (and, therefore, a 1.35% separate account charge);

 .  a 5.0% annual return on assets;

 .  monthly payments;

 .  a 3.5% AIR (the expenses using a 5% AIR will be no greater than with the 3.5%
   AIR);

 .  there are no premium taxes;

 .  no optional payment guarantee rider is elected;

 .  there are no transfers;

 .  the entire premium is allocated to each subaccount; and

 .  the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)

--------------------------------------------------------------------------------------------
                                                    30 Year Certain Only Annuity
                                      ------------------------------------------------------
                                             The contract is            The contract is
                                             not surrendered              surrendered
                                      ------------------------------------------------------
Subaccounts                                1      3      5     10     1      3      5     10
                                        Year  Years  Years  Years  Year  Years  Years  Years
--------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
--------------------------------------------------------------------------------------------
Fidelity - VIP High Income
--------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
--------------------------------------------------------------------------------------------
Fidelity - VIP Growth
--------------------------------------------------------------------------------------------
Fidelity - VIP Overseas
--------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
--------------------------------------------------------------------------------------------
Fidelity  - VIP II Asset Manager
--------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager:
--------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500
--------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
--------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced
--------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income
--------------------------------------------------------------------------------------------
Fidelity - VIP III Growth
--------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                            Single Life Annuity with Emergency Cash(SM)
                                      ------------------------------------------------------
                                             The contract is            The contract is
                                             not surrendered              surrendered
                                      ------------------------------------------------------
Subaccounts                                1      3      5     10     1      3      5     10
                                        Year  Years  Years  Years  Year  Years  Years  Years
--------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
--------------------------------------------------------------------------------------------
Fidelity - VIP High Income
--------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
--------------------------------------------------------------------------------------------
Fidelity - VIP Growth
--------------------------------------------------------------------------------------------
Fidelity - VIP Overseas
--------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
--------------------------------------------------------------------------------------------
Fidelity  - VIP II Asset Manager
--------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager:
--------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500
--------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
--------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced
--------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income
--------------------------------------------------------------------------------------------
Fidelity - VIP III Growth
--------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
--------------------------------------------------------------------------------------------

The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.


The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.

The examples are not a representation of past or future expenses. Actual expenses may be more or less than those shown.


Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.   THE ANNUITY CONTRACT

This prospectus describes the PFL Immediate Income Builder. This is a single premium immediate annuity contract offered by PFL Life Insurance Company.


An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and is guaranteed by PFL. The amount of the variable annuity payments will vary depending on the investment performance of your investment choices.

The contract is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments must generally begin within 30 days.


2.   PURCHASE

Contract Issue Requirements

PFL will not issue a contract unless:
 .  PFL receives all information needed to issue the contract; and

 .  PFL receives your entire single premium payment.

Premium Payment

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our home office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at the Administrative and Service Office) of both the premium and all necessary information.

If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless we obtain your specific consent to let us keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make checks for your premium payment payable only to PFL Life Insurance Company and send it to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%, and you must allocate at least $25,000 to subaccount of the separate account.

Variable Annuity Units

Any portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

 .  the premium reduced by any premium taxes,

 . the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),

 .  the payment option you choose,

 .  the frequency of payments you choose,

 .  the AIR you choose,

 .  the first payment date, and

 .  the variable annuity unit value of the subaccount(s) you initially select.

The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time. Additionally, with stabilized payments, your variable annuity units will be adjusted on your contract anniversary.

3.   ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after the entire single premium we receive and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. The payee is responsible for keeping us informed of their current address of record.

Stabilized Payments

You will receive variable annuity payments that are "stabilized" or held constant during each contract year, unless you elect to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With Stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined and you will be notified of the new stabilized payment amount for the upcoming contract year.

See Section 10 of this prospectus for information about the optional payment guarantee riders.

See the Statement of Additional Information for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all variable or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the underlying portfolios and is not guaranteed.

Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, and 9) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:

 . the performance of the applicable subaccounts after all expenses is equal to the AIR;

THEN:

 .  the variable annuity payments will remain constant.

IF:

 .  the performance of the subaccounts after all expenses exceeds the AIR;

THEN:

 .  the variable annuity payments will increase.

IF:

 .  the performance of the subaccounts after all expenses is less than the AIR;


THEN:

 .  the variable annuity payments will decrease.

You choose either a 3.5% AIR or a 5% AIR.

IF:

 .   you choose a 5% AIR instead of a 3.5% AIR;

THEN:

 .   you will receive a higher initial payment; and

 .   payments will increase less during periods of good investment performance
    (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

IF:

 .   you choose a 3.5% AIR instead of a 5% AIR;

THEN:

 .   you will receive a lower initial payment; and

 .   payments will increase more during periods of good investment performance
    (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix D for an illustration of the difference in the two AIRs.

Calculation of Variable Payments

We calculate the amount of your non-stabilized variable annuity payment by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. This calculation is performed for each subaccount, and the sum of the subaccount calculations will equal the amount of your variable annuity payment.

We calculate the amount of your supportable payment by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The variable annuity units are adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments. This calculation is performed for each subaccount, and the sum of the subaccount calculations will equal the amount of your variable annuity payment.

On each contract anniversary, the stabilized payment is set equal to the current supportable payment (unless you have elected one of the optional payment guarantees).

The variable annuity unit value in a particular subaccount on any valuation day is equal to:

 .   the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by

 .   the net investment factor for that subaccount for the valuation period;
    multiplied by

 .   the daily factor for the valuation period.

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

 .   the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus

 .   the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

 .   a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).


Payment Options

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible than the premium (except for option 10--Life Annuity with Premium Refund Payments).


1.   Certain Only Annuity. This option provides annuity payments for a
     --------------------
guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:

 .    continue payments as they become due; or
 .    pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining payments are calculated as of the date we receive written notice of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the present value of the remaining guaranteed payments is calculated using interest rates (determined by PFL) in effect on the date we receive due proof of death.


No additional payments will be made under this option after all the guaranteed payments have been made.


If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the current supportable payment. Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2.   Single Life Annuity. This option provides annuity payments for the
     -------------------
annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3.   Single Life Annuity with Period Certain. This option provides annuity
     ---------------------------------------
payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.


No surrenders are permitted under this option.


4.   100% Joint and Survivor Life Annuity. This option provides annuity payments
     ------------------------------------
for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.


No surrenders are permitted under this option.


5.   Joint and Survivor Life Annuity with Reduced Annuity Payments to the
     --------------------------------------------------------------------
Secondary Annuitant. This option is similar to option 4 above, except that
-------------------
annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.


If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.


If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6.   Joint and Last Survivor Life Annuity. This option provides annuity payments
     ------------------------------------
for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.


Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.


No surrenders are permitted under this option.


7.   100% Joint and Survivor Life Annuity with Period Certain. This option
     --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.


If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.


No surrenders are permitted under this option.


8.   Joint and Survivor Life Annuity with Period Certain and Reduced Annuity
     -----------------------------------------------------------------------
Payments to the Secondary Annuitant. This option is similar to option 7 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.


If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.


If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.


No surrenders are permitted under this option.


9.   Joint and Last Survivor Life Annuity with Period Certain. This option
     --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.


Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.


No surrenders are permitted under this option.


10.  Life Annuity with Premium Refund Payment. This option provides annuity
     ----------------------------------------
payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.


We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.


No surrenders are permitted under this option.


11.  Single Life Annuity with Emergency Cash(SM). This option provides annuity
     -------------------------------------------
payments for the annuitant's lifetime. You can only receive variable payments under this option (not fixed). With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant.


For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).


12.  Joint and Survivor Life Annuity with Emergency Cash(SM). This option
     -------------------------------------------------------
provides annuity payments to the annuitant and the secondary annuitant while both are living. You can only receive variable payments under this option (not fixed). After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash(SM) benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

You should consult a tax advisor before requesting a full or partial surrender.


The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. We will provide a Life with Emergency Cash(SM) benefit schedule as a rider to the contract.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)


Other payment options may be made available.


PLEASE NOTE CAREFULLY THAT IF:

 .    you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity,
     Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and

 .    the annuitant(s) dies before the due date of the second annuity payment;

THEN:

 .    we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4.   INVESTMENT CHOICES

The Separate Account

The separate account currently consists of fourteen subaccounts.


The Underlying Funds. The subaccounts invest in shares of the underlying funds.
--------------------
Fidelity Management & Research Company (FMR) provides investment advice and administrative services for all of the underlying funds offered through this contract. The following subaccounts are currently offered:


VARIABLE INSURANCE PRODUCTS FUND (VIP):
  Fidelity - VIP Money Market
  Fidelity - VIP High Income
  Fidelity - VIP Equity-Income
  Fidelity - VIP Growth
  Fidelity - VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity - VIP II Investment Grade Bond
  Fidelity - VIP II Asset Manager
  Fidelity - VIP II Asset Manager: Growth
  Fidelity - VIP II Index 500
  Fidelity - VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
  Fidelity - VIP III Balanced
  Fidelity - VIP III Growth & Income
  Fidelity - VIP III Growth Opportunities
  Fidelity - VIP III Mid Cap


The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.


Detailed information about the underlying portfolios may be found in their current prospectuses. This includes a description of each portfolio's investment objectives, policies, and strategies. These prospectuses are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest. PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

See Appendix C for Additional Fund Information.

Transfers

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

Transfers Among Subaccounts. You may transfer amounts among subaccounts by telephoning us or by providing us with a notice that you have signed or an electronic notice that gives us the facts that we need.

Transfers From Variable to Fixed Payments.You may transfer all or a part of the value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency Cash(SM), the fixed payment option will be Life only, Life with Premium Refund or Life with Period Certain. The period certain cannot be greater than the annuitant's remaining life expectancy determined at the contract issue date. (Life with Emergency Cash(SM) is only available with variable annuity payments.)

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

You may not transfer from fixed to variable annuity payments.

5.   EXPENSES

The following are all the charges made under the contract.

Separate Account Charge

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for the costs of administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Funds

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select the Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the following schedule shows the surrender charges that apply during the first nine years:

----------------------------------------------------
                                 Surrender Charge
                                 ----------------
   Number of Years Since         (as a percentage of
   ---------------------         -------------------
   Premium Payment Date         premium withdrawn)
----------------------------------------------------
            0-1                       7%
----------------------------------------------------
            1-2                       7%
----------------------------------------------------
            2-3                       6%
----------------------------------------------------
            3-4                       6%
----------------------------------------------------
            4-5                       5%
----------------------------------------------------
            5-6                       4%
----------------------------------------------------
            6-7                       3%
----------------------------------------------------
            7-8                       2%
----------------------------------------------------
            8-9                       1%
----------------------------------------------------
         9 or more                    0%
----------------------------------------------------

If you select the Life with Emergency Cash(SM) payment option, you may also surrender all or a portion of your contract. The following schedule shows the surrender charges that apply during the first four years for the Life with Emergency Cash(SM) payment option:

---------------------------------------------------
                                 Surrender Charge
                                 ----------------
   Number of Years Since        (as a percentage of
   ---------------------        -------------------
   Premium Payment Date        premium withdrawn)
---------------------------------------------------
            0-1                        4%
---------------------------------------------------
            1-2                        3%
---------------------------------------------------
            2-3                        2%
---------------------------------------------------
            3-4                        1%
---------------------------------------------------
         4 or more                     0%
---------------------------------------------------

For surrender charge purposes, premium is considered to be withdrawn before earnings.

Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

Payment Guarantee Rider Fee

If you elect the initial payment guarantee, there is an annual rider fee of 1.25% of the daily net asset value.

If you elect the step-up payment guarantee, there is an annual rider fee of 2.50% of the daily net asset value.

6.   TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or nonqualified (discussed below).

You will not be taxed on your contract until a distribution occurs--either as a withdrawal or as annuity payments.

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plans:

 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial and Full Surrenders--Nonqualified Contracts

The Internal Revenue Service currently takes the position that a withdrawal (i.e., a partial surrender) from an immediate annuity contract like the contract is fully taxable, with no change in the tax treatment of subsequent annuity payments. If you surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. The investment in the contract is your premium payment. You should consult a tax advisor before partially or fully surrendering your contract.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after the taxpayer dies;
 .  paid if the taxpayer becomes totally becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified annuity contracts that are issued by PFL (or its affiliates) to the same owner during any contract year are treated as one annuity for purposes of determining the amount includable in the owner's income when a distributions occurs.

Withdrawals--Qualified  Contracts

The above information describing the taxation of nonqualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. Generally, these rules restrict:

 . the amount that can be contributed to the contract during any year; and . the time when amounts can be paid from the contracts.

In addition, a penalty tax may be assessed on amounts withdrawn from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain rule. The terms of the plan may limit the rights otherwise available to you under the contracts.

We have provided more information in the Statement of Additional Information.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any retirement plan.

Withdrawals--403(b)  Contracts

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) contracts. Withdrawals can generally only be made when an owner:

 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the contract to attempt to maintain favorable tax treatment.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the premium payment (less amounts received which were not includable in gross income).

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments--by dividing the "investment in the contract" on the contract issue date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments--by dividing the "investment in the contract" on the contract issue date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable. (PFL believes that stabilized payments will be taxed as variable payments, although there is no authority on this point.)

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the contract issue date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the contract issue date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

7.   SURRENDERS


You may not surrender any portion of a contract unless either the Certain Only or Life with Emergency Cash(SM) payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences. If you do not specify which investment option(s) the surrender should come out of, then it will be taken out pro rata from your existing allocations.

You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

If you elect a Certain Only payment option the surrender value is the present value of the remaining payments less any applicable surrender charge.

For fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using PFL's declared interest rates in effect at the time of the surrender). For variable annuity payments, the surrender value is the present value of future payments less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the Statement of Additional Information.

Surrender of Life with Emergency Cash(SM) Payment Option

If you select the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will allow you to estimate how much is available to surrender.

8.   PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying funds and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Fidelity - VIP Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity - VIP II Investment Grade Bond and the Fidelity - VIP High Income Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the subaccount over a 30 day period.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.   DEATH BENEFIT

If the owner dies before the first annuity payment, the premium received by us (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.

Death Benefits under Payment Options 10, 11, and 12 will be paid in a lump sum.

If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant's beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully. In instances where the owner's estate is deemed to be the successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, distributions upon the death of an owner will comply with section 72(s) of the Code.

10.  PAYMENT GUARANTEE RIDERS

You may elect to purchase either (a) the initial payment guarantee or (b) the step-up payment guarantee only at the time you purchase your contract. The guarantees only apply to variable annuity payments. There is an additional charge for these guarantees. If you do not purchase one of the payment guarantees you will receive non-guaranteed stabilized payments unless you elect otherwise.

The initial payment guarantee and the step-up payment guarantee do not establish or guarantee the performance of any subaccount.

Initial Payment Guarantee

With the initial payment guarantee, you receive stabilized payments that are guaranteed to never be less than the initial payment (i.e., the guaranteed payment).

Step-up Payment Guarantee

With the step-up payment guarantee, you receive stabilized payments that are guaranteed to never decrease. On each contract anniversary, we allocate a portion of any positive investment performance of the subaccounts to the stabilized payment for the following year, and the remainder is used to increase the number of variable annuity units. For information concerning the annual calculation of the step-up payment amount, please refer to the Statement of Additional Information.

Rider Fees

There is a charge for each of the initial payment guarantee rider and the step-up payment guarantee rider. This fee is reflected in the amount of the annuity payments that you receive if you select either payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The initial payment guarantee rider fee is equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

The step-up payment guarantee rider fee is equal to an annual rate of 2.50% of the daily net asset value in the subaccounts.

Other Terms and Conditions

You must purchase the initial payment guarantee or step-up payment guarantee when you purchase your contract. You cannot add or delete either payment guarantee after you purchase your contract.

The payment guarantees are only available with the 3.5% AIR.

Termination. Both the initial payment guarantee rider and the step-up payment guarantee rider are irrevocable.

The initial payment guarantee benefit and the step-up payment guarantee benefit may not be available in all states.

11.  OTHER INFORMATION

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of PFL.

The Separate Account

PFL established a separate account, called the PFL Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Fidelity Management & Research Company manages these funds.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. The obligations to pay the benefits due under the contract are PFL's responsibility.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business PFL may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like PFL, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD). It was incorporated in Pennsylvania in 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

Variations in Contract Provisions

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract, riders or endorsements attached to your contract.

IMSA

PFL is a charter member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA.

Delay of Payments

PFL may be permitted to delay any payments from the separate account if:
 .   the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

 .   an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .   the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

Financial Statements

The financial statements of PFL and the separate account are in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract-General Provisions
Federal Tax Matters
Investment Experience
State Regulation of PFL
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Historical Performance Data
Legal Matters
Independent Auditors
Other Information
Financial Statements

For a free copy of the Statement of Additional Information please call us at
(800) 544-3152 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183.

                                  APPENDIX A
                                  ----------

                        CONDENSED FINANCIAL INFORMATION
                        -------------------------------

The annuity unit values and the number of variable annuity units outstanding for each subaccount from the date of inception are shown in the following tables.

==========================================================================================================
                                             Annuity Unit Value   Annuity Unit Value   Number of Annuity
                                             ------------------   ------------------   -------------------
                                            at Beginning of Year    at End of Year    Units at End of Year
----------------------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP High Income
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP Overseas
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade Bond
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager: Growth
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities
  1999....................................
----------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
  1999....................................
==========================================================================================================

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Fidelity - VIP Money Market Subaccount. The yield of the Fidelity - VIP Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Fidelity - VIP Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract, and they assume you do not elect one of the optional payment guarantee riders. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular contract. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee (1.20%) and the administrative charges (0.15%). Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

-------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                       STANDARD AVERAGE ANNUAL TOTAL RETURNS
                                          [30 Year] Certain Only Annuity

-------------------------------------------------------------------------------------------------------------------
                                                                               Inception
                                                  1 Year        5 Year          of the             Subaccount
                                                  Ended          Ended        Subaccount           Inception
Subaccount                                       12/31/99       12/31/99      to 12/31/99             Date
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP High Income
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Overseas
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade Bond
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager: Growth
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities
-------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
-------------------------------------------------------------------------------------------------------------------

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for either optional payment guarantee.

-----------------------------------------------------------------------------------------------------------------
                                                     TABLE 2
                                      NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS
                             The contract can not be surrendered or is not surrendered

-----------------------------------------------------------------------------------------------------------------
                                                                               Inception
                                                  1 Year        5 Year           of the            Subaccount
                                                  Ended          Ended         Subaccount           Inception
Subaccount                                      12/31/99       12/31/99        To 12/31/99             Date
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Money Market
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP High Income
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Overseas
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade Bond
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager: Growth
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Index 500
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Balanced
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
-------------------------------------------------------------------------------------------------------------------

Adjusted Historical Performance Data

The following graph shows how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 1999. The information presented includes periods prior to the inception date of the subaccounts, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.

The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual net expenses of each portfolio for the year ended December 31, 1999, are reflected in the graph for each portfolio. The graphs do not reflect any premium tax charge.

Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Each graph also assumes variable payments (not stabilized payments) and that neither optional payment guarantee was elected. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 5% AIR, the premium needed would be $________. If the purchaser were female, the premium necessary would be $______. This is because females have a longer life expectancy than males.

The monthly payments depicted in the graphs are not based on actual contracts. They are based on adjusted historical performance results of the portfolios and are not projections or indications of future results. PFL does not guarantee and does not suggest that any subaccount or contract issued by PFL will generate these or similar average monthly payments for any period of time. The graphs are for illustration purposes only and do not represent future variable annuity payments or future investment returns. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

FIDELITY - VIP MONEY MARKET PORTFOLIO

                                      LOGO


Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--March 1982

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical             (Periods Ended 12/31/1999)
                            Amounts at End       Annual Total       The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP Money Market Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP HIGH INCOME PORTFOLIO

                                      LOGO


Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--September 1985

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                            Amounts at End      Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP High Income Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP EQUITY-INCOME PORTFOLIO

                                      LOGO


Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--October 1986

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical             (Periods Ended 12/31/1999)
                            Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP Equity-Income Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP GROWTH PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--October 1986

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP OVERSEAS PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--January 1987

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP Overseas Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP II INVESTMENT GRADE BOND PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--June 1989

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return/*/
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP II Investment Grade Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP II ASSET MANAGER PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--May 1990

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP II Asset Manager Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP II ASSET MANAGER: GROWTH PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--January 1995

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP II Asset Manager: Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP II INDEX 500 PORTFOLIO



                                     LOGO


Chart Specifications:
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--August 1992

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly            Adjusted                     Total Return*
                               Payment           Historical              (Periods Ended 12/31/1999)
                             Amounts at End     Annual Total          The contract cannot be surrendered
             Year              of Years           Return*                    or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP II Index 500 Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP II CONTRAFUND PORTFOLIO

                                     LOGO


Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--January 1995

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical              (Periods Ended 12/31/1999)
                             Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP II Contrafund Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP III BALANCED PORTFOLIO



                                     LOGO



Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--January 1995

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical              (Periods Ended 12/31/1999)
                             Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP III Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP III GROWTH & INCOME PORTFOLIO



                                     LOGO



Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--December 1996

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical              (Periods Ended 12/31/1999)
                             Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP III Growth & Income Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP III GROWTH OPPORTUNITIES PORTFOLIO



                                      LOGO



Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--January 1995

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical              (Periods Ended 12/31/1999)
                             Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP III Growth Opportunities Portfolio, adjusted to reflect the 1.35% separate account charge.

FIDELITY - VIP III MID CAP PORTFOLIO



                                     LOGO



Chart Specifications:
 .    5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--December 1998

     ===================================================================================================
                                                                    Adjusted Historical Average Annual
                               Monthly             Adjusted                  Total Return*
                               Payment            Historical              (Periods Ended 12/31/1999)
                             Amounts at End      Annual Total        The contract cannot be surrendered
             Year              of Years            Return*                  or is not surrendered
     ----------------------------------------------------------- ---------------------------------------
             1982                                                           1 Year                 %
     ----------------------------------------------------------- ---------------------------------------
             1983                                                           5 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1984                                                          10 Years                %
     ----------------------------------------------------------- ---------------------------------------
             1985                                                       Since Inception            %
     ----------------------------------------------------------- ---------------------------------------
             1986
     ----------------------------------------------------------- =======================================
             1987                                                   Adjusted Historical Average Annual
     ------------------------------------------------------------
             1988                                                               Total Return*
     ------------------------------------------------------------
             1989                                                         (Periods Ended 12/31/1999)
     ------------------------------------------------------------
             1990                                                            Certain Only Annuity,
     ------------------------------------------------------------
             1991                                                        the contract is surrendered
     ------------------------------------------------------------ --------------------------------------
             1992                                                          1 Year                %
     ------------------------------------------------------------ --------------------------------------
             1993                                                          5 Years               %
     ------------------------------------------------------------ --------------------------------------
             1994                                                         10 Years               %
     ------------------------------------------------------------ --------------------------------------
             1995                                                     Since Inception            %
     ------------------------------------------------------------ --------------------------------------
             1996
     ------------------------------------------------------------
             1997
     ------------------------------------------------------------
             1998
     ------------------------------------------------------------
             1999
     ===================================================================================================


* Historical returns for periods prior to the inception date are total returns for the Fidelity - VIP III Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.

                                  APPENDIX C

                          ADDITIONAL FUND INFORMATION


Fidelity Management & Research Company (FMR) is the investment advisor for the underlying funds. FMR is a registered investment advisor under the Investment Advisors Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides numerous mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1999 , it advised funds having more than ____ million shareholder accounts with a total value of more than $______ billion. FMR charges the portfolios an investment management fee. These fees are part of the portfolios' operating expenses. See the attached prospectuses for the underlying funds for discussions of the Underlying funds' expenses.

There is no assurance that any of the portfolios will achieve its investment objective.

PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The underlying funds' prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the Fidelity - VIP Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not
--------------------------------------------------
guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:
 .    operated as a management company under the 1940 Act or any other form permitted by law,
 .    deregistered under the 1940 Act in the event such registration is no longer required, or
 .    combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may:
 .    transfer the assets of the separate account associated with the contracts to another account or accounts,
 .    restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account,
 .    create new separate accounts,
 .    add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or
 .    add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The underlying funds are available to separate
----------------------------
accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to withdraw its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

                                  APPENDIX D

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES


The following graphs have been prepared to show how different variables affect your variable annuity payments over time. The graphs incorporate hypothetical rates of return and PFL does not guarantee that you will earn these returns for any one year or any sustained period of time. PFL did not sell contracts prior to the date of this prospectus, and, therefore, the graphs represent what annuity payments might have been under a contract had one existed during the years shown. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose an optional payment guarantee rider. The graph assumes no optional payment guarantee rider was selected.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The "Hypothetical Illustration" graph below illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $______; the entire premium was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity; a 79 year old male, and separate account charges of 1.35% and average portfolio expenses of 0._____ %. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (_____ )%, ______ %, and _____ %, respectively).


                                     LOGO

                           Hypothetical Illustration

==========================================================================
          Monthly Payments Assuming Different Gross Portfolio Returns
--------------------------------------------------------------------------
           Monthly Payment at the
            End of Contract Year                 Gross Portfolio Returns*
                                             -----------------------------
                                               0.0%          6.0%     10.0%
--------------------------------------------------------------------------
        Assumed First Monthly Payment          $    500     $500     $ 500
                    1
                    2
                    3
                    4
                    5
                    6
                    7
                    8
                    9
                    10
                    11
                    12
                    13
                    14
                    15
                    16
                    17
                    18
                    19
                    20
==========================================================================

* The corresponding net returns are (____ )%, _____ %, and _____ %.

The "Monthly Payment Amounts with Different AIRs" graph below illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $______ ; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 79 year old male; separate account charges of 1.35%; average portfolio expenses of 0._____ %; variable payments (not stabilized payments); no optional payment guarantee rider; and an annual return of the portfolios, after all expenses of 6%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5% AIR.



                                     LOGO

                           Hypothetical Illustration

==================================================================================================================
                                     Monthly Payments Assuming Different AIRs
                          (Net Portfolio Return = 6%, Gross Portfolio Return = ______ %)
------------------------------------------------------------------------------------------------------------------
  Monthly Payment at the End of Year                                             AIR
                                                       -----------------------------------------------------------
                                                                       3.5%                     5%
------------------------------------------------------------------------------------------------------------------
    Assumed First Monthly Payment                                      $455                    $500
            1                                                          $466                    $505
            2                                                          $477                    $510
            3                                                          $489                    $514
            4                                                          $501                    $519
            5                                                          $513                    $524
            6                                                          $525                    $529
            7                                                          $538                    $534
            8                                                          $551                    $539
            9                                                          $564                    $545
            10                                                         $578                    $550
            11                                                         $592                    $555
            12                                                         $606                    $560
            13                                                         $621                    $566
            14                                                         $636                    $571
            15                                                         $651                    $576
            16                                                         $667                    $582
            17                                                         $683                    $587
            18                                                         $699                    $593
            19                                                         $716                    $599
            20                                                         $733                    $604
==================================================================================================================

The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                      STATEMENT OF ADDITIONAL INFORMATION

                         PFL IMMEDIATE INCOME BUILDER

                                Issued through

                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001



This Statement of Additional Information expands upon subjects discussed in the current prospectus for the PFL Immediate Income Builder Annuity Contract offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated
May 1, 2000, by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the PFL Retirement Builder Variable Annuity Account.


Dated: May 1, 2000

                               TABLE OF CONTENTS

                                                                         Page
                                                                         ----
GLOSSARY OF TERMS.............................................
THE CONTRACT--GENERAL PROVISIONS..............................
Transfers.....................................................
Delay of Transfers............................................
Entire Contract...............................................
Assignment....................................................
Beneficiary ..................................................
Change of Beneficiary.........................................
Incontestability..............................................
Misstatement of Age or Sex ...................................
Modification of Contract......................................
Nonparticipating..............................................
Owner.........................................................
Proof of Death................................................
Proof of Survival.............................................
Death Before First Payment Date...............................
Protection of Proceeds........................................
1035 Exchanges................................................
Present Value of Future Payments..............................
Stabilized Payments...........................................
Optional Payment Guarantee Riders.............................
Adjustments to Guaranteed Payment.............................
 Optional Payment Guarantee Riders............................
Calculation of New Stabilized Payment Under
Step-up Payment Guarantee.....................................
FEDERAL TAX MATTERS...........................................
Tax Status of the Contract....................................
Diversification Requirements..................................
Owner Control.................................................
Required Distributions........................................
Taxation of PFL...............................................
INVESTMENT EXPERIENCE.........................................
Annuity Unit Value and Annuity Payment Rates..................
STATE REGULATION OF PFL.......................................
ADMINISTRATION................................................
RECORDS AND REPORTS...........................................
DISTRIBUTION OF THE CONTRACTS.................................
OTHER PRODUCTS................................................
CUSTODY OF ASSETS.............................................
HISTORICAL PERFORMANCE DATA...................................
Money Market Yields...........................................
Other Subaccount Yields.......................................
Total Returns.................................................
Other Performance Data........................................
Adjusted Hypothetical Performance Data........................
LEGAL MATTERS.................................................
INDEPENDENT AUDITORS..........................................
OTHER INFORMATION.............................................
FINANCIAL STATEMENTS..........................................

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading and any other day when the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the contract which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 3.

                        THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:

 .    transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or

 .    transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Fidelity Management & Research Company believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of PFL.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.


If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival


If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

 .    one cash lump sum to be distributed within five years of the deceased owner's death; or
 .    annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or
 .    annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.


1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment options you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax adviser.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaning, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain constant and are adjusted on your contract anniversary. Had you not selected stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust, both increase and decrease as appropriate, the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used to in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your account.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.


                               Hypothetical Changes in Annuity Units with Stabilized Payments*
------------------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
------------------------------------------------------------------------------------------------------------------------------
Life & 10 Years Certain
------------------------------------------------------------------------------------------------------------------------------
Male aged 65
------------------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
------------------------------------------------------------------------------------------------------------------------------
                                                                   Monthly                      Adjustments       Cumulative
                                Beginning         Annuity          Payment         Monthly           in            Adjusted
                                 Annuity           Unit            Without       Stabilized       Annuity          Annuity
                                  Units           Values        Stabilization      Payment         Units            Units
------------------------------------------------------------------------------------------------------------------------------
At Issue:       January 1           400.0000         1.250000          $500.00             --              --         400.0000
------------------------------------------------------------------------------------------------------------------------------
               February 1           400.0000         1.254526          $501.81        $500.00          0.0084         400.0084
------------------------------------------------------------------------------------------------------------------------------
                 March 1            400.0000         1.253122          $501.25        $500.00          0.0058         400.0142
------------------------------------------------------------------------------------------------------------------------------
                 April 1            400.0000         1.247324          $498.93        $500.00         (0.0050)        400.0092
------------------------------------------------------------------------------------------------------------------------------
                  May 1             400.0000         1.247818          $499.13        $500.00         (0.0040)        400.0051
------------------------------------------------------------------------------------------------------------------------------
                 June 1             400.0000         1.244178          $497.67        $500.00         (0.0109)        399.9943
------------------------------------------------------------------------------------------------------------------------------
                 July 1             400.0000         1.250422          $500.17        $500.00          0.0008         399.9951
------------------------------------------------------------------------------------------------------------------------------
                August 1            400.0000         1.245175          $498.07        $500.00         (0.0090)        399.9861
------------------------------------------------------------------------------------------------------------------------------
               September 1          400.0000         1.251633          $500.65        $500.00          0.0030         399.9891
------------------------------------------------------------------------------------------------------------------------------
                October 1           400.0000         1.253114          $501.25        $500.00          0.0058         399.9949
------------------------------------------------------------------------------------------------------------------------------
               November 1           400.0000         1.261542          $504.62        $500.00          0.0212         400.0161
------------------------------------------------------------------------------------------------------------------------------
               December 1           400.0000         1.265963          $506.39        $500.00          0.0293         400.0454
------------------------------------------------------------------------------------------------------------------------------
                January 1           400.0000         1.270547          $508.22        $500.00          0.0387         400.0841
------------------------------------------------------------------------------------------------------------------------------
               February 1           400.0841         1.275148          $510.17        $508.33          0.0086         400.0927
------------------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.35% Separate Account Charge and 0.63% portfolio expenses, and no option payment guarantee has been selected.

Surrender Value.  When you have elected stabilized payments, the amount of the
---------------
surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.

Death Benefit.  When you have elected stabilized payments, the amount of the
-------------
death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers.  Transfers from variable to fixed annuity payments will reduce the
---------
next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments under Certain Payment Options.  If you have selected a Joint
----------------------------------------------
and Survivor payment option with reduced payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

Certain Only Payment Option.  Please note that if you have chosen a Certain Only
---------------------------
payment option, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Optional Payment Guarantee Riders

PFL bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, PFL bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate PFL for this and other risks, a rider fee will be deducted.

Adjustments to Guaranteed Payment Under Optional Payment Guarantee Riders

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro
------------------
rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers.  Transfers from variable to fixed annuity payments will reduce the
---------
guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments under Certain Payment Options.  If you have selected a Joint
----------------------------------------------
and Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.

Calculation of New Stabilized Payment Under Step-up Payment Guarantee

If you elect the Step-up Payment Guarantee, then on each contract anniversary, a new stabilized step-up payment will be determined and you will be notified of the new payment amount for the upcoming contract year. The new stabilized payment can increase, but it will not decrease.

The new stabilized payment will equal the greater of [(a-b) * c] + b or b, where:
 (a)  is the current supportable payment;
 (b)  is the current stabilized payment; and
 (c) is the immediate payment increase allocation (which determines how much of the gain in the variable annuity unit values is applied to the new stabilized payment and how much is used to purchase additional variable annuity units; see below).

Accordingly, on any contract anniversary:

IF:   the supportable payment is greater than the current stabilized payment;
                                 -------
THEN: the stabilized payment will increase.

IF:   the supportable payment is less than or equal to the current stabilized
                                 ----
payment;
THEN:  the stabilized payment will remain unchanged.

The immediate payment increase allocation is 50%. This means that 50% of the gain in the value of the variable annuity units on a contract anniversary will be received immediately in the form of increased variable annuity payments and the remaining 50% will be used to purchase additional variable annuity units.

                              FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements.   Section 817(h) of the Code provides that
----------------------------
separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although PFL does not have direct control over the underlying funds in which the separate account invests, PFL believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.


Owner Control.   In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. PFL reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions.   In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Starting Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.

Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. PFL will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, we may make a charge to the separate account.


               ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENTS

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
  (b) is the net investment factor for that subaccount for the valuation period; and
  (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:
     (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

     (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

     (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;
  (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and


 (c) is an amount representing the separate account charge and any rider fees, if applicable.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.


 Illustrations of Calculation for Annuity Unit Value and Nonstabilized Variable
                                    Payments

 Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where: A = variable annuity unit value for the immediately preceding valuation period.
       B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.

       C = a daily factor to neutralize the assumed investment return built into the annuity tables used.
       C = (1/(1 + AIR)) (1/365) = 0.999905754 (3.5% AIR) or 0.999866337 (5%
           AIR)

For example, if the AIR is 5% and:   A = $20 on the day prior to the first
                                         payment
                                     B = 1.01
                                     C = 1/(1.055) (1/365) = 0.999866337

Then, the variable annuity unit value is equal to V = A x B x C
                                                    = $20 x 1.01 x .999866337
                                                    = 20.1973


Formula and Illustration for Determining Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:          D = the contract value as of the contract issue date.
                E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if: D = $100,000
                E = 7.00

Then, the first monthly variable annuity payment is equal to P = (D x E)/$1,000

                                                               =  ($100,000 x
                                                                  7.00)/$1,000
                                                               =  $700

     Formula and Illustration for Determining the Number of Annuity Units Represented by Each Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where:          P  = the dollar amount of the first monthly variable annuity payment.
                V =  the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:   P =    $700
                  V = 20.1973

Then, the variable annuity units is equal to U = P/V
                                               = $700/20.1973
                                               = 34.6581 units

   Formula and Illustration for Determining a Future Monthly Variable Annuity
                                    Payment
                  (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:          U = the variable annuity units
                V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if: U = 34.6581
                V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x
20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                            STATE REGULATION OF PFL

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                 ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.


AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1999, 1998 and 1997, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Immediate Income Builder policies was $___________. $________ and $_______. No fees had been paid to any broker/dealers for their services prior to _______________.


                                 OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts0. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS x ES)/UV) x (365/7)

Where:
NCS  =  the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   =  per unit expenses of the subaccount for the 7-day period.
UV   =  the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                  Effective Yield = (1 + ((NCS-ES)/UV))365/7-1

Where:
NCS  =  the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   =  per unit expenses of the subaccount for the 7-day period.
UV   =  the unit value on the first day of the 7-day period.


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Money Market Subaccount was ______%, and the effective yield was _____%.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and
(iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:
NI   =  net investment income of the subaccount for the 30-day period attributable to the subaccount's
ES   =  expenses of the subaccount for the 30-day period.
U    =  the average number of units outstanding.
UV   =  the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)n = ERV
Where:
T    =  the average annual total return net of subaccount recurring charges.
ERV  =  the ending redeemable value of the hypothetical account at the end of the period.
P    =  a hypothetical initial payment of $1,000.
N    =  the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                               CTR = (ERV/P) - 1

Where:
CTR   =  the cumulative total return net of subaccount recurring charges for the period.
ERV   =  the ending redeemable value of the hypothetical investment at the end of the period.
P    =   a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                 LEGAL MATTERS


Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland Asbill & Brennan LLP, of Washington D.C.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account which are available for investment by PFL Immediate Income Builder contract owners, as of December 31, 1999 and for the period May 28, 1999 (commencement of operations) through December 31, 1999, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial Statements of certain subaccounts of PFL Retirement Builder Variable Annuity Account which are available for investment by PFL Immediate Income Builder contract owners are contained herein. The statutory-basis financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on PFL's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)   (a)  Resolution of the Board of Directors of PFL Life Insurance
                     Company authorizing establishment of the Separate Account. /1/

          (2)        Not Applicable.

          (3)   (a)  Principal Underwriting Agreement by and between PFL Life
                     Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation./4/

                (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer./9/

          (4)   (a)  Form of Contract for the PFL Immediate Income Annuity./7/

          (5)   (a)  Form of Application for the PFL Immediate Income Annuity.
                     /7/

          (6)   (a)  Articles of Incorporation of PFL Life Insurance Company./1/

                (b)  ByLaws of PFL Life Insurance Company./1/

          (7)   Not Applicable.

          (8)   (a)  Participation Agreement by and between Variable Insurance
                     Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto./2/

                (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./3/

                (c) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

                (d) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

          (9)   Opinion and Consent of Counsel./6/

          (10)  (a)  Consent of Independent Auditors./10/

          (10)  (b)  Opinion and Consent of Actuary./10/

          (11)       Not applicable.

          (12)       Not applicable.

          (13)       Performance Data Calculations./8/

          (14)       Powers of Attorney. (P.S. Baird, C.D. Vermie,
                     W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 9.

    /1/ Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

    /2/ Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

    /3/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

    /4/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

    /5/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

    /6/ Filed with the initial Form N-4 Registration Statement (File No. 333-61063) on August 10, 1998.

    /7/ Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.

    /8/ Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-61063) on April 28, 1999.

    /9/ Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-61063) on November 2, 1999.

    /10/  To be filed by amendment.

Item 25.    Directors and Officers of the Depositor (PFL Life Insurance Company)



Name and Business Address                               Principal Positions and Offices with
-------------------------                               ------------------------------------
                                                        Depositor
                                                        ---------
William L. Busler                                       Director, Chairman of the Board and
4333 Edgewood Road, N.E.                                President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                        Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                                Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                         Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                                General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                                      Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                                Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Larry N. Norman                                         Director and Executive Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                         Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                        Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                                Officer
Cedar Rapids, Iowa 52499-0001


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  Jurisdiction of            Percent of Voting
Name                              Incorporation              Securities Owned          Business
----                              -------------              -----------------         --------
AEGON N.V.                        Netherlands                53.63% of Vereniging      Holding company
                                  Corporation                AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.     Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation

AEGON Netherland N.V.             Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation


AEGON Nevak Holding B.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

AEGON International N.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

Voting Trust                     Delaware                                             Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding               Delaware                   100% of Voting Trust      Holding company
Corporation

Short Hills Management           New Jersey                 100% of AEGON U.S.        Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                New York                   100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

AEGON Management                 Indiana                    100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

RCC North America Inc.           Delaware                   100% of AEGON U.S.        Holding company
                                                                                      Holding Corporation

AEGON USA, Inc.                  Iowa                       100% AEGON U.S.           Holding company
                                                                                      Holding Corporation

AUSA Holding Company             Maryland                   100% AEGON USA, Inc.      Holding company

Monumental General Insurance     Maryland                   100% AUSA Holding Co.     Holding company
Group, Inc.

Trip Mate Insurance              Kansas                     100% Monumental General   Sale/admin. of travel
Agency, Inc.                                                Insurance Group, Inc.     insurance

Monumental General               Maryland                   100% Monumental General   Provides management
Administrators, Inc.                                        Insurance Group, Inc.     srvcs. to unaffiliated
                                                                                      third party
                                                                                      administrator

Executive Management and         Maryland                   100% Monumental General   Provides actuarial
Consultant Services, Inc.                                   Administrators, Inc.      consulting services

Monumental General Mass          Maryland                   100% Monumental General   Marketing arm for
Marketing, Inc.                                             Insurance Group, Inc.     sale of mass marketed
                                                                                      insurance coverages

Diversified Investment           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Advisors, Inc.


Diversified Investors            Delaware                   100% Diversified          Broker-Dealer
Securities Corp.                                            Investment                Advisors, Inc.

AEGON USA Securities, Inc.       Iowa                       100% AUSA Holding Co.     Broker-Dealer

Supplemental Ins.                Tennessee                  100% AUSA Holding Co.     Insurance
Division, Inc.

Creditor Resources, Inc.         Michigan                   100% AUSA Holding Co.     Credit insurance

CRC Creditor Resources           Canada                     100% Creditor             Insurance agency
Canadian Dealer Network Inc.                                Resources, Inc.

AEGON USA Investment             Iowa                       100% AUSA Holding Co.     Investment advisor
Management, Inc.

AEGON USA Realty                 Iowa                       100% AUSA Holding Co.     Provides real estate
Advisors, Inc.                                                                        administrative and real
                                                                                      estate investment services

Quantra Corporation              Delaware                   100% AEGON USA Realty     Real estate and financial
                                                            Advisors, Inc.            software production and
                                                                                      sales

Quantra Software                 Delaware                   100% Quantra Corporation  Manufacture and sell
Corporation                                                                           mortgage loan and security
                                                                                      management software

Landauer Realty Advisors, Inc.   Iowa                       100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Landauer Associates, Inc.        Delaware                   100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Realty Information               Iowa                       100% AEGON USA Realty     Information Systems for
Systems, Inc.                                               Advisors, Inc.            real estate investment
                                                                                      management

AEGON USA Realty                 Iowa                       100% AEGON USA            Real estate management
Management, Inc                                             Realty Advisors, Inc.

USP Real Estate Investment       Iowa                       21.89% First AUSA         Real estate investment
                                                            Life Ins. Co.             trust
Trust                                                       13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United
                                                            Life Assurance Co.

RCC Properties Limited           Iowa                       AEGON USA Realty          Limited Partnership
Partnership                                                 Advisors Inc. is General
                                                            Partner and 5% owner.


AUSA Financial Markets, Inc.     Iowa                       100% AUSA Holding Co.     Marketing

Endeavor Investment Advisors     California                 49.9% AUSA Financial      General Partnership
                                                                                      Markets, Inc.

Universal Benefits Corporation   Iowa                       100% AUSA Holding Co.     Third party administrator

Investors Warranty of            Iowa                       100% AUSA Holding Co.     Provider of automobile
America, Inc.                                                                         extended maintenance
                                                                                      contracts

Massachusetts Fidelity Trust Co. Iowa                       100% AUSA Holding Co.     Trust company

Money Services, Inc.             Delaware                   100% AUSA Holding Co.     Provides financial
                                                                                      counseling  for employees
                                                                                      and agents of affiliated
                                                                                      companies

Zahorik Company, Inc.            California                 100% AUSA Holding Co.     Broker-Dealer

ZCI, Inc.                        Alabama                    100% Zahorik Company,Inc. Insurance agency

AEGON Asset Management           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Services, Inc.

Intersecurities, Inc.            Delaware                   100% AUSA Holding Co.     Broker-Dealer

Associated Mariner Financial     Michigan                   100% Intersecurities,Inc. Holding co./management
Group, Inc.                                                                           services
Mariner Financial Services, Inc. Michigan                   100% Associated Mariner   Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation     Michigan                   100% Mariner Financial    Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.  Michigan                   100% Associated Mariner   Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency        Hawaii                     100% Associated Mariner   Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency   Massachusetts              100% Associated Mariner   Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency        Ohio                       100% Associated Mariner   Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency        Texas                      100% Associated Mariner   Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency        New Mexico                 100% Associated Mariner   Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.           Michigan                   100% Associated Mariner   Mortgage origination
                                                            Financial Group, Inc.


Idex Investor Services, Inc.     Florida                    100% AUSA Holding Co.     Shareholder services

Idex Management, Inc.            Delaware                   50% AUSA Holding Co.      Investment advisor
                                                                                      50% Janus Capital Corp.

IDEX Series Fund                 Massachusetts              Various                   Mutual fund

First AUSA Life Insurance        Maryland                   100% AEGON USA, Inc.      Insurance holding
company
Company

AUSA Life Insurance              New York                   100% First AUSA Life      Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance         Iowa                       100% First AUSA Life      Insurance
Company of America                                          Ins. Co.

Life Investors                   Delaware                   100% LIICA                Purchases, own, and hold
Alliance, LLC                                                                         the equity interest of other entities

Bankers United Life              Iowa                       100% Life Investors Ins.  Insurance
Assurance Company                                           Company of America

Life Investors Agency            Iowa                       100% Life Investors Ins.  Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company       Iowa                       100% First AUSA Life      Insurance
                                                            Ins. Co.

AEGON Financial Services         Minnesota                  100% PFL Life Insurance   Marketing
Group, Inc.                                                 Co.

AEGON Assignment Corporation     Kentucky                   100% AEGON Financial      Administrator of structured
of Kentucky                                                 Services Group, Inc.      settlements

AEGON Assignment Corporation     Illinois                   100% AEGON Financial      Administrator of structured
                                                            Services Group, Inc.      settlements

Southwest Equity Life Ins. Co.   Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co. Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance   Ohio                       100% First AUSA Life      Insurance
Co. of Ohio                                                 Ins. Co.

WRL Series Fund, Inc.            Maryland                   Various                   Mutual fund

WRL Investment Services, Inc.    Florida                    100% Western Reserve Life Provides administration for
                                                            Assurance Co. of Ohio     affiliated mutual fund

WRL Investment                   Florida                    100% Western Reserve Life Registered investment
Management, Inc.                                            Assurance Co. of Ohio

Aegon Equity                     Florida                    100% Western Reserve Life Insurance Agency
Group, Inc.                                                 Assurance Co. of Ohio

ISI Insurance Agency, Inc.       California                 100% Western Reserve Life Insurance agency
                                                                                      Assurance Co. of Ohio



ISI Insurance Agency         Ohio                       100% ISI Insurance        Insurance agency
of Ohio, Inc.                                           Agency Inc.

ISI Insurance Agency         Texas                      100% ISI Insurance        Insurance agency
of Texas, Inc.                                          Agency Inc.

ISI Insurance Agency         Massachusetts              100% ISI Insurance        Insurance Agency
of Massachusetts, Inc.                                  Agency Inc.

Monumental Life Insurance    Maryland                   100% First AUSA Life      Insurance
Co.                                                     Ins. Co.

AEGON Special Markets        Maryland                   100% Monumental Life      Marketing
Group, Inc.                                             Ins. Co.

Monumental General           Maryland                   100% First AUSA Life      Insurance
Casualty Co.                                            Ins. Co.

United Financial Services,   Maryland                   100% First AUSA Life      General agency
Inc.                                                    Ins. Co.

Bankers Financial Life       Arizona                    100% First AUSA Life      Insurance
Ins. Co.                                                Ins. Co.

The Whitestone Corporation   Maryland                   100% First AUSA Life      Insurance agency
                                                        Ins. Co.

Cadet Holding Corp.          Iowa                       100% First AUSA Life      Holding company
                                                        Ins. Co.

Commonwealth General         Delaware                   100% AEGON USA, Inc.      Holding company
Corporation ("CGC")

PB Series Trust              Massachusetts              N/A                       Mutual fund

Monumental Agency Group,     Kentucky                   100% CGC                  Provider of srvcs. to ins.
Inc.                                                                              cos.

Benefit Plans, Inc.          Delaware                   100% CGC                  TPA for Peoples Security
Life Insurance Company

Durco Agency, Inc.           Virginia                   100% Benefit Plans,       General agent
                                                        Inc.

Commonwealth General         Kentucky                   100% CGC                  Administrator of structured
Assignment Corporation                                                            settlements

AFSG Securities              Pennsylvania               100% CGC                  Broker-Dealer
Corporation

PB Investment Advisors,      Delaware                   100% CGC                  Registered investment
Inc.                                                                              advisor



Diversified Financial        Delaware                   100% CGC                  Provider of investment,
Products Inc.                                                                     marketing and admin.
                                                                                  services to ins. cos.

AEGON USA Real Estate        Delaware                   100% Diversified          Real estate and mortgage
Services, Inc.                                          Financial                 holding company
                                                        Products Inc.

Capital Real Estate          Delaware                   100% CGC                  Furniture and equipment
Development Corporation                                                           lessor

Capital General Development  Delaware                   100% CGC                  Holding company
Corporation

Ammest Realty Corporation    Texas                      100% Peoples Security     Special purpose
                                                        Life Insurance Company    subsidiary

JMH Operating Company, Inc.  Mississippi                100% Peoples Security     Real estate holdings
                                                        Life Insurance Company

Independence Automobile      Florida                    100% Capital Security     Automobile Club
Association, Inc.                                       Life Insurance Company

Independence Automobile      Georgia                    100% Capital Security     Automobile Club
Club, Inc.                                              Life Insurance Company

Capital 200 Block            Delaware                   100% CGC                  Real estate holdings
Corporation


Capital Broadway             Kentucky                   100% CGC                  Real estate holdings
Corporation

Southlife, Inc.              Tennessee                  100% CGC                  Investment subsidiary

Ampac Insurance Agency,      Pennsylvania               100% CGC                  Provider of management
Inc. (EIN 23-1720755)                                                             support services

National Home Life           Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Compass Rose Development     Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Frazer Association           Illinois                   100% Ampac Insurance      TPA license-holder
Consultants, Inc.                                       Agency, Inc.

Valley Forge Associates,     Pennsylvania               100% Ampac Insurance      Furniture & equipment
Inc.                                                    Agency, Inc.              lessor

Veterans Benefits Plans,     Pennsylvania               100% Ampac Insurance      Administrator of group
Inc.                                                    Agency, Inc.              insurance programs

Veterans Insurance           Delaware                   100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Financial Planning           Dist. Columbia             100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Academy Insurance Group,     Delaware                   100% CGC                  Holding company
Inc.

Academy Life Insurance Co.   Missouri                   100% Academy Insurance    Insurance company
                                                        Group, Inc.

Pension Life Insurance       New Jersey                 100% Academy Insurance    Insurance company
Company of America                                      Group, Inc.

Academy Services, Inc.       Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ammest Development Corp.     Kansas                     100% Academy Insurance    Special-purpose subsidiary
Inc.                                                    Group, Inc.

Ammest Insurance Agency,     California                 100% Academy Insurance    General agent
Inc.                                                    Group, Inc.

Ammest Massachusetts         Massachusetts              100% Academy Insurance    Special-purpose subsidiary
Insurance Agency, Inc.                                  Group, Inc.



Ammest Realty, Inc.          Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ampac,  Inc.                 Texas                      100% Academy Insurance    Managing general agent
                                                        Group, Inc.

Ampac Insurance Agency,      Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
Inc. (EIN 23-2364438)                                   Group, Inc.

Data/Mark Services, Inc.     Delaware                   100% Academy Insurance    Provider of mgmt. services
                                                        Group, Inc.

Force Financial Group, Inc.  Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Force Financial Services,    Massachusetts              100% Force Fin. Group,    Special-purpose subsidiary
Inc.                                                    Inc.

Military Associates, Inc.    Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

NCOA Motor Club, Inc.        Georgia                    100% Academy Insurance    Automobile club
                                                        Group, Inc.

NCOAA Management Company     Texas                      100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Unicom Administrative        Pennsylvania               100% Academy Insurance    Provider of admin. services
Services, Inc.                                          Group, Inc.

Unicom Administrative        Germany                    100% Unicom               Provider of admin. services
Services, GmbH                                          Administrative Services,
                                                        Inc.

Capital Liberty, L.P.        Delaware                   79.2% Commonwealth Life   Holding Company
                                                        Insurance Company
                                                        19.8% Peoples Security
                                                        Life Insurance Company
                                                        1% CGC

Commonwealth General LLC     Turks &                    100% CGC                  Special-purpose subsidiary
                             Caicos Islands



Peoples Benefit Life         Missouri                   3.7% CGC                  Insurance company
Insurance Company                                       20% Capital Liberty, L.P.
                                                        76.3% Monumental
                                                        Life Insurance Co.

Veterans Life Insurance Co.  Illinois                   100% Peoples Benefit      Insurance company
                                                        Life Insurance Company

Peoples Benefit Services,    Pennsylvania               100% Veterans Life Ins.   Special-purpose subsidiary
Inc.                                                    Co.



Item 27.     Number of Contract Owners

             As of December 31, 1999, there were ___ Contract owners.


Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                                 Sarah J. Stange
Director and President                          Director and Vice President

Frank A. Camp                                   Bob Warner
Director and Secretary                          Assistant Compliance Officer

Lisa Wachendorf                                 Linda Gilmer
Vice President and Chief Compliance Officer     Treasurer/Controller

Debra C. Cubero                                 Priscilla Hechler
Vice President                                  Assistant Secretary and Assistant Vice President

Emily Bates                                     Thomas Pierpan
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

Clifton Flenniken                               Darin D. Smith
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $_________ and $0 from the Registrant for the year ending December 31, 1999 and from May 1, 1998 through December 31, 1998 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.     Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of February, 2000.

                                             PFL RETIREMENT BUILDER
                                             VARIABLE ANNUITY ACCOUNT

                                             PFL LIFE INSURANCE COMPANY
                                             Depositor

                                             /s/ William L. Busler
                                             --------------------------------
                                             William L. Busler
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                         Title                             Date
----------                         -----                             ----
/s/ Patrick S. Baird               Director                           February 24, 2000
-----------------------
Patrick S. Baird

/s/ Craig D. Vermie                Director                           February 24, 2000
-----------------------
Craig D. Vermie

/s/ William L. Busler              Director                           February 24, 2000
-----------------------
William L. Busler                  (Principal Executive Officer)

/s/ Larry N. Norman                Director                           February 24, 2000
-----------------------
Larry N. Norman

/s/ Douglas C. Kolsrud             Director                           February 24, 2000
-----------------------
Douglas C. Kolsrud

/s/ Robert J. Kontz                Vice President and                 February 24, 2000
-----------------------
Robert J. Kontz                    Corporate Controller

/s/ Brenda K. Clancy               Treasurer                          February 24, 2000
-----------------------
Brenda K. Clancy